Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Valuation Assumptions

The options granted under the 2022 plan were valued using the Black-Scholes model using the management’s estimates and assumptions. Significant assumptions used in the valuations are set as below:

	For the
	year ended
	December 31, 2023
Spot price on valuation date	US$	10.6
Expected volatility		120.95%-123.34%
Risk-free interest rate		3.53%-4.28%
Dividend yield		0.00%

Schedule of Share Option Activity

The following table summarizes the share options activity and related information for the years ended December 31, 2023, 2024 and 2025:

	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)	Aggregated Intrinsic Value (RMB)
Outstanding as of January 1, 2023	25,000	0.03	9.0	609.4	2,001,626
Granted	86,186	0.01	9.3	73.4
Forfeited	21,158	0.03	—	495.7
Exercised	58,789	0.02	—	149.4
Outstanding as of December 31, 2023	31,239	0.01	9.3	73.4	4,004,469
Vested and exercisable as of December 31, 2023	7,152	0.01	9.3	73.4	916,775
Granted	—	—	—	—
Forfeited	5,041	0.01	—	73.4
Exercised	10,041	0.01	—	73.4
Outstanding as of December 31, 2024	16,157	0.01	8.3	73.4	1,039,402
Vested and exercisable as of December 31, 2024	4,865	0.01	8.3	73.4	312,976
Granted	—	—	—	—
Forfeited	2,246	0.01	—	73.4
Exercised	6,437	0.01	—	73.4
Outstanding as of December 31, 2025	7,474	0.01	7.3	73.4	165,384
Vested and exercisable as of December 31, 2025	3,705	0.01	7.3	73.4	81,984